Federal Home Loan Bank Advances - Scheduled Principal Reductions of Federal Home Loan Bank Advances Outstanding (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Banking and Thrift [Abstract]
2016	$ 0
2017	2,500
2018	10,000
2019	5,000
Total	$ 17,500	$ 22,500